Benefit Plans (Details) (10-K) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Postretirement Life Insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum eligibility age to participate in the plan	55 years
Continuous service period required to participate in the plan	10 years
Foreign Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum eligibility age to participate in the plan	21 years
Continuous service period required to participate in the plan	1 year
Postretirement Life Insurance and Health Coverage [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum eligibility age to participate in the plan	55 years
Continuous service period required to participate in the plan	10 years
Settlement loss (gain)		$ (4)
Curtailment gain		(2)
United States Pension Plan of US Entity [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum eligibility age to participate in the plan	21 years
Continuous service period required to participate in the plan	12 months
Vesting period	5 years
Normal retirement age	65 years
Maximum credited service period	44 years
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Settlement loss (gain)		0	$ 0
Curtailment gain		0	0
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Settlement loss (gain)		(4)
Curtailment gain		$ (2)	$ 0